Sale-leaseback transaction	12 Months Ended
Dec. 31, 2017
Sale-leaseback transaction
Sale-leaseback transaction

Note 7. Sale-leaseback transaction

The Company accounts for the sale and leaseback transactions discussed below as capital leases under the provisions of Accounting Standards Codification (“ASC”) Topic 840-40, Leases—Sale Leaseback Transactions. Accordingly, the leased assets are recorded in property and equipment and the capitalized lease obligations are included in long-term liabilities at the present value of the future lease payments in accordance with the terms of the lease (see Note 11). Lease payments are applied using the effective interest rate inherent in the leases. Depreciation of the property and equipment is included within depreciation and amortization in the consolidated statements of operations and consolidated statements of cash flows.

In 2012, the Company negotiated financing arrangements with a related party which provided for the sale-leaseback of up to $6.5 million of the Company’s property and equipment with a bargain purchase option at the end of the respective lease. These financing arrangements were executed in five separate tranches that occurred in February, July and November 2013, and March 2014. In the aggregate, the Company sold groups of assets for $795,000 and $5.5 million, which resulted in a net gain of approximately $116,000 and $2.7 million, in the years ended December 31, 2014 and 2013, respectively, and executed capital leases for these assets with repurchase options at the end of each respective lease term. Gains on the transactions are recognized on a straight-line basis over each respective 42-month lease term. The two February 2013 and the November 2013 leases for a total of $3.5 million and $1.0 million of assets expired in July 2016 and April 2017, respectively, and the related $2.6 million and $161,000 gains, respectively, were fully amortized at that time and the $385,000 and $100,000 lease buy-out option liabilities, respectively, were fully satisfied. The July 2013 lease for a total of $1.0 million of assets expired in December 2016 and the related $0.1 million loss had been recorded at inception of the lease and the $100,000 lease buy-out option liability was fully satisfied. The March 2014 lease for $795,000 of asset expired in September 2017 and the related $116,000 gain was fully amortized at that time and the lease buy-out option liability of $79,000 was fully satisfied.

In February 2017, the Company entered into an agreement with a related party for the sale-leaseback of newly acquired assets of up to $5.0 million to finance its capital expenditures. Each lease under this master agreement will be for an initial term of 36 months and will have an option to purchase the equipment at the end of the respective lease that management considers to be a bargain purchase option. Under this agreement, the Company entered into leases and sold assets with a total capitalized cost of $481,000 and $2,742,000 at effective interest rates of 14.3% and 14.9% on February 13, 2017 and June 30, 2017, respectively. The February sale resulted in net gains of $14,000 which has been deferred and is being amortized over the 36-month term of the lease. There was no gain or loss on the June 2017 sale.

For the years ended December 31, 2017, 2016 and 2015, approximately $44,000, $507,000 and $831,000, respectively, of the net gain on sale-leasebacks was recognized in other income on the condensed consolidated statements of operations.